UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03031
Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2009
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Short-Term Variable Rate Municipal Obligations (83.7%)
	Alaska
	Alaska Housing Finance Corp.,
$1,000	Home Mortgage Ser 2009 A	0.30%	10/07/09	$1,000,000
3,440	Home Mortgage Ser 2009 B	0.35	10/07/09	3,440,000

	Arizona
1,000	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	0.65	10/07/09	1,000,000

	Colorado
1,000	City of Aurora, The Children’s Hospital Association Ser 2008 C	0.30	10/07/09	1,000,000
5,250	Colorado Educational & Cultural Facilities Authority, Capital Christian School Ser 2007	0.48	10/07/09	5,250,000
3,700	Westminster Economic Development Authority, Tax Increment Mandalay Gardens Urban Renewal Ser 2009	0.25	10/07/09	3,700,000

	Delaware
2,300	Delaware State Economic Development Authority, Archmere Academy Inc Ser 2006	0.39	10/07/09	2,300,000
1,000	Delaware State Health Facilities Authority, Christiana Care Health Services Ser 2008 B	0.29	10/07/09	1,000,000

	Florida
1,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.36	10/07/09	1,000,000
4,660	Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC Insd)	0.38	10/07/09	4,660,000
1,000	Orange County Health Facilities Authority, Orlando Regional Healthcare System Ser 2008 E	0.32	10/07/09	1,000,000
1,000	Pinellas County Health Facilities, Baycare Health System Ser 2009 A-2	0.30	10/07/09	1,000,000

	Georgia
1,450	Barclays Capital Municipal Trust Receipts, Metropolitan Atlanta Rapid Transit Authority Ser 2007 B Floater-TRs Ser 23B (FSA Insd)	0.35	10/07/09	1,450,000
1,501	Gwinnett County Development Authority, Civic & Cultural Center Ser 2001	0.30	10/07/09	1,501,000
4,800	Monroe County Development Authority, Georgia Power Co Scherer Plant Second Ser 2009	0.33	10/01/09	4,800,000

	Illinois
	City of Chicago,
2,000	Refg Ser 2007 E	0.28	10/01/09	2,000,000
2,200	Second Lien Wastewater Transmission Subser 2008 C-1	0.35	10/01/09	2,200,000
9,100	County of Cook, Ser 2002 B	0.36	10/07/09	9,100,000
	Illinois Development Finance Authority,
1,525	Museum of Contemporary Art Ser 1994	0.37	10/07/09	1,525,000
3,400	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	0.37	10/07/09	3,400,000
	Illinois Finance Authority,
1,700	Advocate Health Care Network Ser 2008 Subser C-2B	0.26	10/07/09	1,700,000
4,500	CHF-DeKalb LLC at Northern Illinois University Ser 2006 A	0.40	10/07/09	4,500,000
2,700	Dominican University Ser 2006	0.37	10/07/09	2,700,000
3,165	University of Chicago Medical Center Ser 2009 A-1	0.40	10/07/09	3,165,000
4,000	Village of Oak Park Residence Ser 2006	0.37	10/07/09	4,000,000

	Indiana
1,900	County of St Joseph, University of Notre Dame du Lac Ser 2007	0.30	10/07/09	1,900,000
	Indiana Finance Authority,
2,000	Ascension Health Ser 2008 E-2	0.22	10/07/09	2,000,000
1,000	Sisters of St Francis Health Services Inc Ser 2008 I	0.24	10/07/09	1,000,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$1,000	Sisters of St Francis Health Services Inc Ser 2008 J	0.30%	10/07/09	$1,000,000
2,400	Trinity Health Ser 2008 D-1	0.35	10/07/09	2,400,000
2,500	Trinity Health Ser 2008 D-2	0.35	10/07/09	2,500,000

	Kansas
3,200	Kansas State Department of Transportation, Highway Ser 2002 B-3	0.30	10/07/09	3,200,000

	Kentucky
6,558	Kentucky Public Energy Authority Inc., Gas Supply Ser 2006 A	0.30	10/01/09	6,558,000

	Louisiana
2,920	Louisiana Local Government Environmental Facilities & Community Development Auth, St James Place of Baton Rouge Ser 2007 A	0.43	10/07/09	2,920,000

	Maryland
1,000	Maryland Economic Development Corp., Howard Hughes Medical Institute Ser 2008 A	0.24	10/07/09	1,000,000
2,600	Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives Ser 1997 B	0.27	10/07/09	2,600,000

	Massachusetts
4,805	Massachusetts Development Finance Agency, Cushing Academy Ser 2004	0.32	10/07/09	4,805,000
	Massachusetts Health & Educational Facilities Authority,
1,000	Harvard University Ser 2005 C ROCs II-R Ser 10390	0.36	10/07/09	1,000,000
2,000	Partners HealthCare System Inc 2003 Ser D-2	0.30	10/07/09	2,000,000

	Michigan
2,955	Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B	0.35	10/07/09	2,955,000
	Michigan State Hospital Finance Authority,
1,000	Ascension Health Ser 2008 B-4	0.22	10/07/09	1,000,000
1,000	Trinity Health Credit Group Ser 2005 F	0.35	10/07/09	1,000,000
1,210	Milan Area Schools, Refg Ser 2002	0.35	10/07/09	1,210,000
3,100	University of Michigan Regents, Hospital Ser 2007 B	0.30	10/07/09	3,100,000

	Minnesota
1,200	City of Minneapolis, Fairview Health Services Ser 2008 D	0.30	10/07/09	1,200,000
2,000	City of St Cloud, CentraCare Health System Ser 2008 A (AGC Insd)	0.35	10/07/09	2,000,000
3,300	Minneapolis & St Paul Housing & Redevelopment Authority, Allina Health System Ser 2007 C-2	0.29	10/07/09	3,300,000

	Missouri
1,000	Cape Girardeau County Industrial Development Authority, St Francis Medical Center Ser 2009 B	0.35	10/07/09	1,000,000
1,000	Kansas City Industrial Development Authority, Kansas City Downtown Redevelopment District Ser 2006 B	0.37	10/07/09	1,000,000
	Missouri State Health & Educational Facilities Authority,
2,000	BJC Health System Ser 2005 B	0.30	10/01/09	2,000,000
1,300	BJC Health System Ser 2008 D	0.30	10/07/09	1,300,000
9,000	BJC Health System Ser 2008 E	0.40	10/07/09	9,000,000
3,000	Sisters of Mercy Health System Ser 2008 E	0.38	10/07/09	3,000,000

	Nebraska
2,000	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.40	10/07/09	2,000,000

	Nevada
2,975	City of Reno, Renown Regional Medical Center Ser 2009 B	0.25	10/07/09	2,975,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	New Mexico
$1,390	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.30%	10/07/09	$1,390,000

	New York
4,000	Austin Trust, New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (FSA Insd)	0.43	10/07/09	4,000,000
5,800	New York City Industrial Development Agency, One Bryant Park LLC Ser 2004 A	0.27	10/07/09	5,800,000
1,000	Triborough Bridge & Tunnel Authority, Ser 2008 D ROCs II-R Ser 11590 (BHAC Insd)	0.36	10/07/09	1,000,000

	North Carolina
1,000	Austin Trust, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149	0.28	10/07/09	1,000,000
6,000	North Carolina Capital Facilities Finance Agency, High Point University Ser 2007	0.34	10/07/09	6,000,000
	North Carolina Medical Care Commission,
3,000	FirstHealth of the Carolinas Ser 2008 A	0.26	10/07/09	3,000,000
1,590	FirstHealth of the Carolinas Ser 2008 B	0.34	10/07/09	1,590,000
3,000	Novant Health Obligated Group Ser 2006 Eagle #20070065 Class A (BHAC Insd)	0.38	10/07/09	3,000,000
2,045	Novant Health Ser 2008 B	0.30	10/07/09	2,045,000
4,780	United Church Homes & Services Ser 2007	0.34	10/07/09	4,780,000
4,340	Piedmont Triad Airport Authority, Ser 2008 A	0.37	10/07/09	4,340,000
1,300	State of North Carolina, Ser 2002 D	0.28	10/07/09	1,300,000

	Ohio
1,950	City of Columbus, Sewer Ser 2008 B	0.30	10/07/09	1,950,000
2,900	County of Franklin, OhioHealth Corp Ser 2009 B	0.30	10/07/09	2,900,000

	Pennsylvania
2,000	Berks County Municipal Authority, Reading Hospital & Medical Center Ser 2009 A-5	0.67	01/14/10	2,000,000
	Bucks County Industrial Development Authority,
985	Grand View Hospital Ser 2008 A	0.32	10/07/09	985,000
975	Grand View Hospital Ser 2008 B	0.29	10/07/09	975,000
4,120	Pennswood Village Ser 2007 A	0.40	10/07/09	4,120,000
6,260	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.31	10/07/09	6,260,000
1,650	Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Ser 2008 A	0.27	10/01/09	1,650,000
1,000	RBC Municipal Products Inc Trust, Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.42	10/07/09	1,000,000
1,130	Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.36	10/07/09	1,130,000
1,470	Washington County Authority, Girard Estate Ser 1999	0.40	10/07/09	1,470,000

	South Carolina
4,760	City of Columbis, Waterworks & Sewer System Ser 2009	0.40	10/01/09	4,760,000
	South Carolina Jobs-Economic Development Authority,
1,000	AnMed Health Ser 2009 A	0.24	10/07/09	1,000,000
1,000	Anmed Health Ser 2009 C	0.24	10/07/09	1,000,000
4,825	Goodwill Industries Ser 2006	0.34	10/07/09	4,825,000

	Tennessee
1,000	Franklin County Health & Educational Facilities Board, University of the South Ser 1998 B	0.50	10/07/09	1,000,000
	Shelby County Health Educational & Housing Facilities Board,
1,000	Baptist Memorial Health Care Ser 2004 A	0.50	11/05/09	1,000,000
3,675	Trezevant Manor Ser 2007 A	0.40	10/07/09	3,675,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Texas
$3,700	Austin Trust, Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	0.40%	10/07/09	$3,700,000
4,500	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.36	10/07/09	4,500,000
5,300	Harris County Industrial Development Corp., Baytank Inc Ser 1998	0.37	10/07/09	5,300,000
825	North Central Texas Health Facility Development Corp., Baylor Health Care System Ser 2006 A	0.24	10/07/09	825,000
2,000	Travis County Health Facilities Development Corp., Longhorn Village Ser 2008 B	0.35	10/07/09	2,000,000

	Utah
	City of Murray,
3,000	IHC Health Services Inc Ser 2003 B	0.30	10/07/09	3,000,000
1,050	IHC Health Services Inc Ser 2005 D	0.27	10/01/09	1,050,000
1,200	Utah Water Finance Agency, Ser 2009 B	0.37	10/07/09	1,200,000

	Virginia
	Fairfax County Industrial Development Authority,
1,200	Inova Health System Foundation Ser 1988 A	0.23	10/07/09	1,200,000
2,000	Inova Health System Foundation Ser 1998 B	0.23	10/07/09	2,000,000

	Washington
1,000	Barclays Capital Municipal Trust Receipts, King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC Insd)	0.35	10/07/09	1,000,000
4,800	Energy Northwest, Project 1 Ser 2003 A PUTTERs Ser 2965	0.33	10/07/09	4,800,000

	Wisconsin
1,000	Barclays Capital Municipal Trust Receipts, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.35	10/07/09	1,000,000
1,190	City of Rhinelander, YMCA of the Northwoods Ser 2006	0.60	10/07/09	1,190,000
1,000	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.40	10/07/09	1,000,000
3,150	Wisconsin Health & Educational Facilities Authority, Concordia University Inc Ser 2009	0.40	10/07/09	3,150,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $259,174,000)			259,174,000

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

	Tax-Exempt Commercial Paper (8.1%)
	California
1,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 E	0.38%	10/15/09	0.38%	1,000,000
1,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 B-5	0.30	10/09/09	0.30	1,000,000

	Colorado
1,600	Regional Transportation District, Sub Lien Sales Tax Ser 2001 A	0.35	11/02/09	0.35	1,600,000

	Florida
2,100	City of Jacksonville, Ser A	0.30	10/28/09	0.30	2,100,000
1,000	Florida Municipal Power Agency, Ser A	0.30	10/06/09	0.30	1,000,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

	Illinois
$1,000	Illinois Finance Authority, Hospital Sisters Services Ser 2008 A	0.45%	11/05/09	0.45%	$1,000,000

	Maryland
1,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Hospital Ser 2004 B	0.32	10/15/09	0.32	1,000,000

	Massachusetts
1,000	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	0.35	11/30/09	0.35	1,000,000

	Nevada
1,000	Las Vegas Valley Water District, Water Ser 2004 B	0.30	10/06/09	0.30	1,000,000

	New York
5,000	New York City Municipal Water Finance Authority, Ser 6	0.30	10/06/09	0.30	5,000,000

	Texas
1,000	City of Houston, Ser E-1	0.35	12/08/09	0.35	1,000,000
	Harris County Cultural Education Facilities Finance Corporation,
1,000	Methodist Hospital System Ser 2009 C-1	0.30	11/17/09	0.30	1,000,000
1,000	Methodist Hospital System Ser 2009 C-1	0.43	10/06/09	0.43	1,000,000
1,000	Methodist Hospital System Ser 2009 C-1	0.45	11/04/09	0.45	1,000,000
1,000	Methodist Hospital System Ser 2009 C-1	0.48	12/02/09	0.48	1,000,000
1,000	Methodist Hospital System Ser 2009 C-1	0.55	01/28/10	0.55	1,000,000
1,000	Methodist Hospital System Ser 2009 C-1	0.55	02/25/10	0.55	1,000,000

	Washington
1,200	King County, Sewer Ser A	0.40	10/27/09	0.40	1,200,000

	Wisconsin
1,000	Wisconsin Health & Educational Facilities Authority	0.35	10/08/09	0.35	1,000,000

	Total Tax-Exempt Commercial Paper (Cost $24,900,000)				24,900,000

	Short-Term Municipal Notes and Bonds (8.2%)
	Connecticut
1,000	City of Hartford, Ser 2009 GANs, dtd 09/30/09	2.00	04/15/10	0.55	1,007,790

	Illinois
1,025	Cook County School District No 99, Cicero Alternate Revenue Source Ser 2009 B, dtd 07/08/09	2.00	02/01/10	0.75	1,025,000

	Indiana
1,000	Indiana Bond Bank, Midyear Funding Notes Ser 2009 A, dtd 06/25/09	2.00	01/06/10	0.55	1,003,815

	Massachusetts
2,000	Pioneer Valley Transit Authority, Ser 2009 RANs, dtd 07/30/09	2.25	07/29/10	1.67	2,009,394
1,000	Worcester Regional Transit Authority, Ser 2009 RANs, dtd 06/26/09	2.00	06/25/10	1.50	1,003,602

	New York
1,500	Allegany-Limestone Central School District, Ser 2009 BANs, dtd 06/30/09	2.38	06/30/10	1.25	1,502,787
1,000	City of Syracuse, Ser 2009 A RANs, dtd 09/09/09	2.00	06/30/10	1.18	1,006,069
2,000	Greater Southern Tier Board of Cooperative Educational Services District, Supervisory District Ser 2009 RANs, dtd 09/22/09	2.00	06/30/10	1.21	2,011,693

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

$2,000	Hartford Central School District, Ser 2009 BANs, dtd 06/19/09	2.50%	06/18/10	2.00%	$2,001,642
1,000	Holland Patent Central School District, Ser 2009 BANs, dtd 06/25/09	2.00	06/25/10	1.20	1,001,320
	North Syracuse Central School District, Ser 2009
2,000	BANs, dtd 06/18/09	2.25	06/18/10	1.28	2,013,634
1,000	Sodus Central School District, Ser 2009 BANs, dtd 06/26/09	2.00	06/25/10	1.23	1,001,270
1,000	South Glens Falls Central School District, Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.41	1,005,898

	Ohio
1,000	Township of Union, Ser 2009 BANs, dtd 09/14/09	1.25	09/14/10	0.70	1,005,201
1,000	Wadsworth City School District, Ser 2009, dtd 09/22/09	2.25	09/22/10	0.65	1,015,498

	Texas
2,000	County of Harris, Ser 2009 TANs, dtd 06/18/09	1.50	02/25/10	0.40	2,008,832
3,600	State of Texas, Ser 2009 TRANs, dtd 09/01/09	2.50	08/31/10	0.47	3,666,381

	Total Short-Term Municipal Notes and Bonds (Cost $25,289,826)				25,289,826

	Total Investments (Cost $309,363,826) (c)			100.0%	309,363,826
	Other Assets in Excess of Liabilities			(0.0)	139,139

	Net Assets			100.0%	$309,502,965

BANs	Bond Anticipation Notes.

GANs	Grant Anticipation Notes.

PUTTERs	Puttable Tax-Exempt Receipts.

RANs	Revenue Anticipation Notes.

ROCs	Reset Option Certificates

TANs	Tax Anticipation Notes.

TRANs	Tax Revenue Anticipation Notes.

(a)	Current coupon of variable rate demand obligation.

(b)	Resale is restricted to qualified institutional investors.

(c)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FSA	Financial Security Assurance Inc.

MS Tax Free Daily Income Trust
Fair Valuation Measurements
09/30/2009
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Short-Term Investments
Tax-Exempt Variable Rate Obligations	$259,174,000	—	$259,174,000	—
Tax-Exempt Commercial Paper	24,900,000	—	24,900,000	—
Tax-Exempt Municipal Notes and Bonds	25,289,826	—	25,289,826	—

Total	$309,363,826	—	$309,363,826	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Tax-Free Daily Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009